D2 Contingent liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
D2 Contingent liabilities

Contingent liabilities

	2025	2024

Contingent liabilities	4,091	3,559

Total	4,091	3,559
Contingent liabilities mainly relate to, in order of materiality, litigations and disputes including intellectual property matters, tax litigations in subsidiaries, pension guarantees and losses on customer contracts, which are assessed to be possible obligations for the Company. The Company actively manages its IPR portfolio and its need for third-party licenses and is involved from time to time, in the ordinary course of business, in litigation related thereto, as plaintiff, defendant and other capacities. The Company also monitors the performance of obligations due to it by third-party vendors and other suppliers and takes appropriate action where necessary to secure such performance.
Outflows relating to litigation, both tax and legal, due to their nature are inherently uncertain regarding timing and amount. All ongoing litigations are, therefore, regularly evaluated, their potential economic outflows and probability estimated, and necessary provisions made, or contingent liabilities disclosed. In note A2 ”Judgments and critical accounting estimates,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.
In April 2019, Ericsson was informed by China’s State Administration for Market Regulation (SAMR) Anti-monopoly bureau that SAMR has initiated an investigation into Ericsson’s patent licensing practices in China. Ericsson is cooperating with the investigation, which is still in a fact-finding phase. The next steps include continued fact finding and meetings with SAMR in order to facilitate the authority’s assessments and conclusions. In case of adverse findings, SAMR has the power to impose behavioral and financial remedies.
The above matter relating to SAMR is a possible obligation which cannot be quantified and is, therefore, not included in the contingent liability amount disclosed in the table.